Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	53,263,158
Proposed Maximum Offering Price per Unit	23.75
Maximum Aggregate Offering Price	$ 1,265,000,002.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 174,696.50
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in Magnolia Oil & Gas Corporation's Registration Statement on Form S-3 (No. 333-297575), in accordance with Rules 456(b) and 457(r) under the Securities Act. Includes shares that may be issued upon exercise of the 30-day option granted to the underwriters to purchase additional shares.